Intangible assets	12 Months Ended
Dec. 31, 2022
Changes in intangible assets other than goodwill [abstract]
Intangible assets

11. Intangible assets

Intangible assets as at December 31, 2022 are as follows:

$
As at December 31, 2020	19,201,493
Additions	500,000
Acquisition of Lucid	6,314,571
As at December 31, 2021	26,016,064
Additions	250,000
As at December 31, 2022	26,266,064

Accumulated amortization
As at December 31, 2020	5,777,102
Amortization	4,037,223
As at December 31, 2021	9,814,325
Amortization	4,411,450
As at December 31, 2022	14,225,775

Net book value
As at December 31, 2021	16,201,739
As at December 31, 2022	12,040,289

On March 9, 2021, the Company entered into a license agreement ("Innovet License Agreement") with Innovet Italia S.R.L. ("Innovet"), under which Innovet granted the Company a license to use ultra-micro PEA to develop FDA approved veterinary drugs for the treatment of gastro-intestinal diseases in canines and felines. Under the Innovet license agreement, the Company is required to make payments to Innovet upon the achievement of certain milestones (Note 21), including $500,000 which was paid upon execution of the Innovet License Agreement as consideration in exchange for the rights to the Licensed Products. The Company made a payment of $250,000 on March 9, 2022, as part of the consideration payable for the rights to use the intellectual property. The life of the intellectual property has been determined to be 5 years. Amortization of the intellectual property commenced on the date of the agreement.